Financial Assets and Financial Liabilities_Total Gains Or Losses Recognized In Profit Or Loss For The Period(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income(loss) from financial investments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains or losses included in profit or loss for the period	₩ (36,466)	₩ (289,141)	₩ (294,432)
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period	144,674	48,333	(89,797)
Other operating income(loss)
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains or losses included in profit or loss for the period	(405)	(21,235)	(11,375)
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period	(289)	(90,103)	(15,306)
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains or losses included in profit or loss for the period	617	0	13
Total gains or losses for the period included in profit or loss for financial instruments held at the end of the reporting period	₩ 43	₩ 0	₩ 0